EQUITY AND EARNINGS PER SHARE - Stock Issued In Public Offerings (Details) (USD $)	1 Months Ended									12 Months Ended			103 Months Ended	139 Months Ended	1 Months Ended																		29 Months Ended
	Nov. 30, 2013	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Jul. 31, 2012	May 31, 2012	Apr. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Nov. 30, 2013 Manager		Jun. 30, 2013 Manager		Feb. 28, 2013 Manager		Jan. 31, 2013 Manager		Jul. 31, 2012 Manager		May 31, 2012 Manager		Apr. 30, 2012 Manager		Sep. 30, 2011 Manager		Mar. 31, 2011 Manager		Dec. 31, 2013 Manager
Issuance of Common Stock, shares	57,950,952	40,250,000	23,000,000	57,500,000	25,300,000	23,000,000	18,975,000	25,875,000	17,250,000	178,927,850	67,344,636		62,027,184	351,453,495	450,952		750,000		191,000		213,900		450,000						1,314,780	[1]
Issuance of Common Stock	$ 301,400,000	$ 197,600,000	$ 237,400,000	$ 526,200,000	$ 167,400,000	$ 152,000,000	$ 115,200,000	$ 112,300,000	$ 98,400,000	$ 1,262,493,000	$ 434,964,000	$ 210,847,000
Share price	$ 5.21	$ 4.92	$ 10.34	$ 9.35	$ 6.63	$ 6.71	$ 6.22	$ 4.55	$ 6.00						$ 5.25		$ 4.97		$ 10.48		$ 9.35		$ 6.70						$ 4.55
Options to purchase shares of common stock granted during the period															5,795,095	[2]	4,025,000	[2]	2,300,000	[2]	5,750,000	[2]	2,530,000	[2]	2,300,000	[2]	1,897,500	[2]	2,587,500	[2]	1,725,000	[2]	32,433,822
Exercise price of options granted															$ 5.25	[2]	$ 4.97	[2]	$ 10.48	[2]	$ 9.35	[2]	$ 6.70	[2]	$ 6.71	[2]	$ 6.22	[2]	$ 4.55	[2]	$ 6.00	[2]
Fair Value at Date of Grant															$ 6,000	[2]	$ 3,800	[2]	$ 8,400	[2]	$ 18,000	[2]	$ 8,300	[2]	$ 7,600	[2]	$ 5,600	[2]	$ 5,600	[2]	$ 7,000	[2]

[1]	This figure also includes shares purchased by officers of Newcastle.
[2]	In connection with these offerings, Newcastle granted options to the Manager for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle.